Income per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 649	$ 9,173	$ 236	$ 737	$ 266	$ 556	$ 408	$ 514	$ 483	$ 10,412	$ 1,961	$ 1,621
Preferred stock dividends	(31)	(32)	(31)	(32)	(31)	(31)	(32)	(33)	(69)	(126)	(165)	(616)
Net income available to common shareholders (numerator)	$ 618	$ 9,141	$ 205	$ 705	$ 235	$ 525	$ 376	$ 481	$ 414	$ 10,286	$ 1,796	$ 1,005
BASIC
Basic average common shares outstanding (denominator)	4,112,379				4,090,844					4,073,077	4,036,291	3,269,835
Basic income per common share (in dollars per share)	$ 0.15	$ 2.23	$ 0.05	$ 0.17	$ 0.06	$ 0.13	$ 0.09	$ 0.12	$ 0.1	$ 2.53	$ 0.44	$ 0.31
DILUTED
Average common shares outstanding	4,112,379				4,090,844					4,073,077	4,036,291	3,269,835
Dilutive effect of common stock equivalents	116,014				42,274					81,203	40,179	0
Diluted average common shares outstanding (denominator)	4,228,393				4,133,118					4,154,280	4,076,470	3,269,835
Diluted income per common share (in dollars per share)	$ 0.15	$ 2.18	$ 0.05	$ 0.17	$ 0.06	$ 0.13	$ 0.09	$ 0.12	$ 0.1	$ 2.48	$ 0.44	$ 0.31
Common stock equivalents outstanding that are anti-dilutive and thus excluded from calculation of diluted number of shares presented above	110,463				111,458					110,463	479,971	514,727